INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
INTEREST INCOME
Bank deposits	$ 2,840,770		$ 2,482,866	$ 986,387
Margin financing	2,177,686		1,754,056	1,588,569
Securities lending	1,352,746		1,053,294	499,745
Others	295,662		246,206	139,626
Total	$ 6,666,864	$ 858,280	$ 5,536,422	$ 3,214,327